Bonds, mortgages and other long-term debt (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Jul. 12, 2023	Jul. 10, 2023	Mar. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 11, 2024	Jan. 10, 2024	Jan. 09, 2024	Jul. 11, 2023
Subsidiary, Sale of Stock [Line Items]
Convertible promissory note							$ 1,519,000
Amortization of debt discount						1,003,000	689,000	$ 355,000
Private Placement | L1 Capital Global Opportunities Master Fund
Subsidiary, Sale of Stock [Line Items]
Private placement					$ 10,000,000
Private placement, description of transaction					divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 30 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily volume weighted average price
Amortization of debt discount						432,091
Conversion of debt, amount						$ 11,000,000
Conversion of debt, shares issued						21,494,587
Unamortized debt discount						$ 1,822,783
Private Placement | L1 Capital Global Opportunities Master Fund | First Tranche
Subsidiary, Sale of Stock [Line Items]
Private placement	$ 5,000,000
Convertible promissory note	$ 5,000,000
Convertible promissory note, additional information	convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance	8,000,000
Debt issue cost, legal expenses	$ 114,832
Commissions to placement agent	250,000
Additional closing fees	200,000
Equity instrument, fair value	$ 632,976
Date of grant, market price	$ 11.42
Fair value of debt	$ 4,987,363
Amortization of debt discount	563,112						210,290
Debt discount, debit	323,744
Debt to APIC	41,088
Total debt discount	$ 1,086,856
Conversion of debt, amount							$ 4,000,000
Conversion of debt, shares issued							3,940,630
Unamortized debt discount							$ 705,572
Private Placement | First L1 Amendment
Subsidiary, Sale of Stock [Line Items]
Private placement											$ 10,000,000
Private placement, description of transaction				divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 4 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55. The warrants issued upon each tranche closing under the First L1 Amendment will have a fixed exercise price of USD 4 and the reset of the exercise price of the First L1 Warrant is deleted. All other significant terms of the L1 SPA remain unchanged
Private Placement | Second L1 Note | Second Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Private placement									$ 5,000,000
Convertible promissory note									$ 5,000,000
Convertible promissory note, additional information				convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance									45,000,000
Debt issue cost, legal expenses				$ 70,279
Commissions to placement agent				250,000
Additional closing fees				200,000
Private Placement | Second L1 Warrant | Second Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Fair value of debt									$ 4,594,061
Amortization of debt discount				668,882
Debt discount, debit				277,433
Debt to APIC				42,846
Total debt discount				$ 1,146,315
Fair value of warrants									$ 709,490
Market price, per share				$ 1.60
Private Placement | Second L1 Amendment
Subsidiary, Sale of Stock [Line Items]
Private placement			$ 10,000,000
Private placement, description of transaction			divided into two equal tranches, in the form of Senior Unsecured Original Issue 2.5% Discount Convertible Promissory Notes. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 5.5 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 93% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55.The warrants issued upon each tranche closing under the Second L1 Amendment will have a fixed exercise price of USD 5.5. All other significant terms of the L1 SPA, as amended by the First L1 Amendment, remain unchanged
Private Placement | Third L1 Note | Third Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Private placement			$ 5,000,000
Convertible promissory note			$ 5,000,000
Convertible promissory note, additional information			convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Debt issue cost, legal expenses			$ 53,184
Commissions to placement agent			250,000
Additional closing fees			125,000
Private Placement | Third L1 Warrant | Third Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Fair value of debt			4,549,701
Amortization of debt discount			542,262
Debt discount, debit			270,303
Debt to APIC			32,881
Total debt discount			937,565
Fair value of warrants			$ 553,449
Market price, per share			$ 1.98
Private Placement | Anson Investments Master Fund
Subsidiary, Sale of Stock [Line Items]
Private placement												$ 10,000,000
Private placement, description of transaction					divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily VWAP of the Ordinary Shares during the ten trading days immediately preceding the notice of partial or full conversion of the Note, with a floor price of USD 2.50. The covenants include the requirement for the Group to maintain a minimum cash balance of USD 4 million and to ensure that indebtedness of the Group does not exceed 15% of the average market capitalization
Amortization of debt discount						376,774	198,984
Conversion of debt, amount						$ 10,825,000	$ 4,175,000
Conversion of debt, shares issued						19,260,369	3,996,493
Unamortized debt discount						$ 1,816,168	$ 708,062
New ordinary shares issued		8,184
Total issue of ordinary shares							4,004,677
Private Placement | First Anson Note | First Tranche
Subsidiary, Sale of Stock [Line Items]
Convertible promissory note					$ 5,000,000
Convertible promissory note, additional information					convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance					8,000,000
Debt issue cost, legal expenses					$ 64,832
Commissions to placement agent					250,000
Additional closing fees					200,000
Proceeds from issuance of private placement					5,000,000
Private Placement | First Anson Warrant | First Tranche
Subsidiary, Sale of Stock [Line Items]
Equity instrument, fair value					$ 632,976
Date of grant, market price					$ 11.42
Fair value of debt					$ 4,987,363
Amortization of debt discount					563,112
Debt discount, debit					279,375
Debt to APIC					35,457
Total debt discount					$ 1,042,487
Private Placement | First Anson Amendment
Subsidiary, Sale of Stock [Line Items]
Private placement											$ 10,000,000
Private placement, description of transaction				divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 4 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55. The warrants issued upon each tranche closing under the First Anson Amendment will have a fixed exercise price of USD 4 and the reset of the exercise price of the First Anson Warrant is deleted. All other significant terms of the Anson SPA remain unchanged
Private Placement | Second Anson Note | Second Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Convertible promissory note										$ 5,000,000
Convertible promissory note, additional information				convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance										45,000,000
Debt issue cost, legal expenses				$ 55,279
Commissions to placement agent				250,000
Additional closing fees				200,000
Proceeds from issuance of private placement				5,000,000
Private Placement | Second Anson Warrant | Second Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Equity instrument, fair value										$ 709,490
Date of grant, market price										$ 1.60
Fair value of debt										$ 4,594,171
Amortization of debt discount				668,868
Debt discount, debit				264,441
Debt to APIC				40,838
Total debt discount				$ 1,133,309
Private Placement | Second Anson Amendment
Subsidiary, Sale of Stock [Line Items]
Private placement			$ 10,000,000
Private placement, description of transaction			divided into two equal tranches, in the form of Senior Unsecured Original Issue 2.5% Discount Convertible Promissory Notes. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 5.5 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 93% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55.The warrants issued upon each tranche closing under the Second Anson Amendment will have a fixed exercise price of USD 5.5. All other significant terms of the Anson SPA, as amended by the First Anson Amendment, remain unchanged
Private Placement | Third Anson Note | Third Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Convertible promissory note			$ 5,000,000
Convertible promissory note, additional information			convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Debt issue cost, legal expenses			$ 38,184
Commissions to placement agent			250,000
Additional closing fees			125,000
Proceeds from issuance of private placement			5,000,000
Private Placement | Third Anson Warrant | Third Tranche Funded
Subsidiary, Sale of Stock [Line Items]
Equity instrument, fair value			$ 553,449
Date of grant, market price			$ 1.98
Fair value of debt			$ 4,549,701
Amortization of debt discount			542,262
Debt discount, debit			256,930
Debt to APIC			31,254
Total debt discount			$ 924,192